Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2026
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company is planning to adopt, a Cybersecurity Policy governing procedures and safeguards to identify potential cybersecurity risks and protocols for responding to and disclosing cybersecurity incidents. Cybersecurity risk is reviewed as part of the Company’s overall risk-management program.We presently do not engage third parties to assist with evaluating the effectiveness of our risk-management and cybersecurity practices. The Company did not have any material cybersecurity breaches during the year ended June 30, 2026.

The Audit Committee is the governance body involved in, and ultimately responsible for, cybersecurity oversight. It generally coordinates with our Chief Financial Officer, and the full Board is updated on cybersecurity risks and incidents None of our directors on the Audit Committee nor our Chief Financial Officer have particular experience in cybersecurity matters.
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	The Company did not have any material cybersecurity breaches during the year ended June 30, 2026.